Common Stock (Details) - shares		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock outstanding (in shares)		49,728,662	50,656,553
Omnibus incentive compensation plan (in shares)	[1]	993,825
Dividend reinvestment and common stock purchase plan (in shares)		2,849,012
Employee savings plans (in shares)		637,196
Directors’ stock compensation plan (in shares)		81,555
Total common stock reserves (in shares)		4,561,588
Performance shares granted but not vested (in shares)		304,089
Performance shares issuable percentage upon vesting		200.00%

[1]	In March 2007, WGL adopted a shareholder-approved Omnibus Incentive Compensation Plan to replace on a prospective basis the 1999 Incentive Compensation Plan. Included are shares that may be issued upon the vesting of 304,089 performance shares that have been granted but not yet vested. Upon vesting, a number of shares equal to up to 200% of the number of performance shares granted may be issued, which would reduce the number of shares available for issuance under the Omnibus Incentive Compensation Plan. Refer to Note 11—Stock-Based Compensation for a discussion regarding our stock-based compensation plans.